STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	Oct. 09, 2023	Dec. 03, 2021	Mar. 01, 2019	Aug. 02, 2018	Jul. 27, 2017	Dec. 05, 2015	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, shares authorized								200,000,000	200,000,000
Common stock, par value								$ 0.00001	$ 0.00001
Preferred stock, shares authorized								20,000,000
Preferred stock, par value								$ 0.00001
Warrants outstanding								128,057
White Lion Equity Line Agreement [Member]
Class of Stock [Line Items]
Aggregate gross purchase price	$ 10,000,000
Number of value sold	$ 10,000,000
[custom:ResaleOfCommonShares]	2,500,000
Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding								123,566
Warrants exercise price								$ 2.315
Warrants 1 [Member]
Class of Stock [Line Items]
Warrants outstanding								4,491
Warrants exercise price								$ 0.0002
Preferred Stock Series A-1 [Member]
Class of Stock [Line Items]
Issuance date							Dec. 31, 2014
Preferred stock, value issued							$ 1,247,541
Shares issued, price per share							$ 0.70
Preferred Stock Series A-2 [Member]
Class of Stock [Line Items]
Issuance date							Dec. 31, 2014
Preferred stock, value issued							$ 1,114,797
Shares issued, price per share							$ 0.77
Preferred Stock Series A-3 [Member]
Class of Stock [Line Items]
Issuance date							Dec. 31, 2014
Preferred stock, value issued							$ 795,002
Shares issued, price per share							$ 0.85
Preferred Stock Series A-4 [Member]
Class of Stock [Line Items]
Issuance date							Dec. 31, 2014
Preferred stock, value issued							$ 1,965,288
Shares issued, price per share							$ 0.94
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Issuance date						Dec. 05, 2015
Preferred stock, value issued						$ 5,013,579
Shares issued, price per share						$ 1.00
Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Issuance date			Mar. 01, 2019	Aug. 02, 2018	Jul. 27, 2017
Preferred stock, value issued			$ 2,463,328	$ 5,217,698	$ 1,500,000
Shares issued, price per share			$ 1.26	$ 1.26	$ 1.26
Series B-2 Preferred Stock [Member]
Class of Stock [Line Items]
Issuance date		Dec. 03, 2021
Preferred stock, value issued		$ 1,774,819
Shares issued, price per share		$ 1.12
Series B-3 Preferred Stock [Member]
Class of Stock [Line Items]
Issuance date		Dec. 03, 2021
Preferred stock, value issued		$ 5,327,468
Shares issued, price per share		$ 1.26
IPO Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding								155,610
Common Stock Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding								165,555